Offerings	Sep. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.006
Amount Registered | shares	3,333,340
Proposed Maximum Offering Price per Unit	3.30
Maximum Aggregate Offering Price	$ 11,000,022.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,519.10
Offering Note	Reflects the offer and resale of 3,333,340 Class A Ordinary Shares issuable to Aiden Lee Ping Wei upon the exercise of 3,334 Company warrants at an exercise price of $3.30.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.006
Amount Registered | shares	4,469,636
Proposed Maximum Offering Price per Unit	5.21
Maximum Aggregate Offering Price	$ 23,286,803.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,215.91
Offering Note	Reflects the offer and resale of 4,469,636 Class Ordinary Shares consisting of: (i) 1,095,911 issuable to Tan Chin Teong, (ii) 28,464 Class A Ordinary Shares issued to Tan Chin Teong, (iii) 185,000 Class A Ordinary Shares issued to Goh Meng Keong, (iv) 3,261 Class A Ordinary Shares issued to Yasuka Infinity Sdn Bhd, and (v) 3,157,000 Class A Ordinary Shares issuable to International Liquidity, LLC.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low reported trading prices of the registrant’s Class A Ordinary Shares as report on the Nasdaq Global Market on October 13, 2025, such date being within five business days of the date that this Registration Statement on Form S-1 was filed with the U.S. Securities and Exchange Commission.